Provisions - (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Summary of Reconciliation Of Changes In Provisions

	Gaming tax and legal provisions € '000s	Sportsbook Closure and other € '000s	Total € '000s
At January 1, 2023	43,745	—	43,745
Provided in the year	2,576	—	2,576
Reversed in the year	(1,495)	—	(1,495)
At December 31, 2023	44,826	—	44,826
Provided in the year	11,020	31,091	42,111
Reversed in the year	(3,540)	(286)	(3,826)
Interest	—	11	11
Amounts transferred to accruals during the year	(46,350)	(27,886)	(74,236)
Effects of movements in exchange rates	—	(585)	(585)
At December 31, 2024	5,956	2,345	8,301
Current	5,956	1,249	7,205
Non-current	—	1,096	1,096
Total provisions	5,956	2,345	8,301